Treasury Stock (Details) In Millions, except Share data, unless otherwise specified			0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Jul. 30, 2012 ADS [Member] USD ($)	Dec. 31, 2012 ADS [Member] USD ($)	Dec. 31, 2012 Ordinary Shares [Member] USD ($)
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized amount			$ 20
Share repurchase program, period in force			12 months
Aggregate shares repurchased, number of shares					18,189,560
Average repurchase price (US$ per share)				$ 3.65	$ 0.46
Shares repurchased, consideration	8.4	52.5
Cancellation of repurchased ordinary shares, number of shares					18,148,760
Aggregate consideration of cancellation of repurchased ordinary shares	8.5	53.1
Cancellation fees	0.1	0.7
Shares repurchased but pending cancellation, number of shares					40,800
Shares repurchased but pending cancellation, amount		0.1